Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

September 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.1%
Aerospace & Defense – 2.8%
BWX Technologies Inc	39,465	$1,987,852
L3Harris Technologies Inc	4,973	1,033,539
		3,021,391
Auto Components – 1.9%
Aptiv PLC*	12,529	979,893
Autoliv Inc	15,168	1,010,644
		1,990,537
Banks – 7.2%
Citizens Financial Group Inc	42,197	1,449,889
Fifth Third Bancorp	21,260	679,470
First Horizon National Corp	54,499	1,248,027
Regions Financial Corp	70,007	1,405,040
Synovus Financial Corp	28,534	1,070,310
Webster Financial Corp	24,301	1,098,405
Zions Bancorp NA	16,295	828,764
		7,779,905
Building Products – 1.8%
Armstrong World Industries Inc	12,762	1,011,133
Fortune Brands Home & Security Inc	18,220	978,232
		1,989,365
Capital Markets – 1.5%
State Street Corp	27,309	1,660,660
Chemicals – 4.8%
Axalta Coating Systems Ltd*	59,552	1,254,165
Corteva Inc	39,648	2,265,883
FMC Corp	6,880	727,216
Westlake Chemical Corp	11,165	970,015
		5,217,279
Commercial Services & Supplies – 2.1%
Waste Connections Inc	16,654	2,250,455
Communications Equipment – 0.8%
F5 Networks Inc*	6,200	897,326
Construction Materials – 1.1%
Martin Marietta Materials Inc	3,671	1,182,392
Containers & Packaging – 1.4%
Graphic Packaging Holding Co	77,666	1,533,127
Electric Utilities – 4.2%
Alliant Energy Corp	42,456	2,249,743
Entergy Corp	22,955	2,309,962
		4,559,705
Electrical Equipment – 3.4%
Acuity Brands Inc	10,832	1,705,715
AMETEK Inc	16,788	1,903,927
		3,609,642
Electronic Equipment, Instruments & Components – 1.6%
Vontier Corp	71,059	1,187,396
Zebra Technologies Corp*	2,199	576,160
		1,763,556
Energy Equipment & Services – 1.9%
Baker Hughes Co	95,731	2,006,522
Entertainment – 4.0%
Activision Blizzard Inc	23,477	1,745,280
Take-Two Interactive Software Inc*	14,892	1,623,228
Warner Bros Discovery Inc*	82,571	949,567
		4,318,075
Equity Real Estate Investment Trusts (REITs) – 8.0%
Alexandria Real Estate Equities Inc	9,084	1,273,486
Apple Hospitality Inc	120,539	1,694,778
Equity LifeStyle Properties Inc	47,849	3,006,831
Lamar Advertising Co	13,963	1,151,808
STAG Industrial Inc	15,156	430,885
Weyerhaeuser Co	37,460	1,069,858
		8,627,646
Food & Staples Retailing – 2.3%
Casey's General Stores Inc	12,038	2,437,936
Food Products – 2.8%
Kellogg Co	17,766	1,237,580

Shares or Principal Amounts		Value
Common Stocks– (continued)
Food Products– (continued)
Lamb Weston Holdings Inc	23,370	$1,808,371
		3,045,951
Health Care Equipment & Supplies – 3.2%
Envista Holdings Corp*	47,359	1,553,849
Globus Medical Inc*	31,129	1,854,355
		3,408,204
Health Care Providers & Services – 7.0%
Cardinal Health Inc	28,421	1,895,112
Henry Schein Inc*	26,461	1,740,340
Humana Inc	2,149	1,042,673
Laboratory Corp of America Holdings	13,854	2,837,438
		7,515,563
Industrial Conglomerates – 1.3%
Carlisle Cos Inc	5,054	1,417,192
Information Technology Services – 1.5%
Global Payments Inc	15,303	1,653,489
Insurance – 7.2%
Globe Life Inc	16,786	1,673,564
Hartford Financial Services Group Inc	38,227	2,367,780
Reinsurance Group of America Inc	12,414	1,561,805
RenaissanceRe Holdings Ltd	14,990	2,104,446
		7,707,595
Life Sciences Tools & Services – 1.2%
Agilent Technologies Inc	11,022	1,339,724
Machinery – 1.4%
Lincoln Electric Holdings Inc	11,692	1,469,918
Media – 1.1%
Fox Corp - Class B	43,088	1,228,008
Metals & Mining – 0.5%
Freeport-McMoRan Inc	20,089	549,032
Multi-Utilities – 1.1%
DTE Energy Co	10,269	1,181,448
Oil, Gas & Consumable Fuels – 4.0%
Cabot Oil & Gas Corp	98,565	2,574,518
Pioneer Natural Resources Co	7,901	1,710,804
		4,285,322
Road & Rail – 1.0%
Canadian Pacific Railway Ltd	16,858	1,124,766
Semiconductor & Semiconductor Equipment – 2.9%
Lam Research Corp	1,577	577,182
Microchip Technology Inc	21,238	1,296,155
Teradyne Inc	16,122	1,211,568
		3,084,905
Software – 2.0%
Black Knight Inc*	18,909	1,223,980
Synopsys Inc*	3,166	967,245
		2,191,225
Specialty Retail – 5.4%
AutoZone Inc*	885	1,895,608
Bath & Body Works Inc	24,141	786,997
Burlington Stores Inc*	12,390	1,386,317
O'Reilly Automotive Inc*	2,510	1,765,408
		5,834,330
Trading Companies & Distributors – 2.7%
GATX Corp	14,665	1,248,725
MSC Industrial Direct Co Inc	22,096	1,608,810
		2,857,535
Total Common Stocks (cost $92,144,354)		104,739,726
Repurchase Agreements– 2.9%
ING Financial Markets LLC, Joint repurchase agreement, 2.9500%, dated 9/30/22, maturing 10/3/22 to be repurchased at $3,100,762 collateralized by $3,325,831 in U.S. Treasuries 0% - 5.3750%, 10/20/22 - 5/15/52 with a value of $3,162,778((cost $3,100,000)	$3,100,000	3,100,000
Total Investments (total cost $95,244,354) – 100.0%		107,839,726
Cash, Receivables and Other Assets, net of Liabilities – 0%		33,345
Net Assets – 100%		$107,873,071

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$105,704,316	98.0%
Canada	1,124,766	1.1
Sweden	1,010,644	0.9

Total	$107,839,726	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$104,739,726	$-	$-
Repurchase Agreements	-	3,100,000	-
Total Assets	$104,739,726	$3,100,000	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2022 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-35-70313 11-22